DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
General

The Valvoline 401(k) Plan (the “Plan”) is a contributory, defined contribution plan established on January 1, 2017 available to substantially all U.S. employees of Valvoline LLC (“Valvoline” or the “Company”). Employees in designated eligible groups may immediately enroll in the Plan, regardless of the amount of Company service. The Plan is designed to qualify under sections 401(a), 401(k), and 401(m) of the Internal Revenue Code of 1986, as amended (“IRC”) and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Contributions and funding

All eligible employees of the Company may defer a portion of their eligible compensation by making contributions to the Plan. Participants may elect to contribute up to 65% of their eligible compensation, up to certain IRC limits. Newly hired or rehired employees who are not hourly employees of Valvoline Instant Oil Change ("VIOC") and who do not opt out or elect to contribute a different amount of their eligible compensation are automatically enrolled in the Plan at a pre-tax contribution rate of four percent of eligible compensation. Annual contributions per participant for 2025 were limited to $23,500.

As soon as administratively feasible after their date of hire, participants, who are not hourly employees of VIOC, are eligible to receive employer matching contributions equal to 100% of their employee contributions, up to a maximum of four percent of eligible compensation. In addition, Valvoline contributes another four percent of eligible compensation to those participants as a basic retirement contribution. Hourly employees of VIOC, who have met a one-year minimum service requirement, are eligible to receive employer matching contributions equal to 100% of their employee contributions, up to a maximum of five percent of eligible compensation.

The Plan also allows eligible employees, aged 50 and older to elect to make additional catch-up contributions, subject to IRC limits. Catch-up contribution amounts are eligible for employer matching contributions. In 2025, the annual limit on catch-up contributions was $7,500, with an enhanced catch-up contribution limit of $11,250 for participants ages 60-63.

Participants may direct their contributions and employer contributions, which include employer matching and basic retirement contributions, among various investment options, including market index funds, collective trusts, a Company stock fund, money market funds, and self-directed brokerage accounts.

Vesting

Participants are immediately fully vested in employee and employer contributions plus actual earnings on these contributions, and upon termination of employment, participants are entitled to full distributions of these amounts.

Participant accounts

Employee and employer contributions are credited to the participant’s account. Investment fund returns are allocated to participant accounts based on the participant’s account balance and the earnings or losses generated by the fund during the period it was owned by the participant. A participant is entitled to the participant’s account balance including allocated returns.

Transfers to other benefit plans

Certain participants are given the option to transfer certain amounts from the Plan to the Company’s U.S. qualified pension plans once they meet retirement age. These transfers are presented in Transfers to U.S. qualified pension plans within the Statement of Changes in Net Assets Available for Benefits.
Employee Stock Ownership Plan

Under the terms of the Plan, the Valvoline Common Stock Fund is an employee stock ownership plan in accordance with IRC Section 4975(e)(7).

Notes receivable from participants

Participants may hold one loan and borrow up to a maximum of $50,000 or 50% of their account balance, whichever is less, reduced by the difference between the highest outstanding loan balance during the twelve months prior to the loan origination and the actual balance on the date of the loan origination. Participant loans are collateralized by the balance in the participant’s account and bear a monthly fixed interest rate based on the prime rate in effect on the last business day of the month prior to loan origination plus one percent.

Annual interest rates on notes receivable outstanding as of December 31, 2025 range from 4.25% to 9.50%. The term of the loans may be up to five years and participants may make early payments. A loan origination fee and annual maintenance fees are deducted from the participant’s account. Principal and interest are paid ratably over the term of the loan and are allocated to the investment funds elected for current contributions.

Withdrawals and payments of benefits

There are certain restrictions on a participant’s right to withdraw contributions and any returns thereon while actively employed by Valvoline based on the source and use of the funds and the participant’s age. Participants may withdraw their account balances upon reaching the age of 59½, with frequency restrictions, or upon termination of employment. Upon termination of employment, a participant will receive a lump-sum distribution equal to the value of the participant's account if it is equal to or less than $1,000 (unless the participant chooses an indirect rollover within 60 days). A terminated participant with an account value of more than $1,000 may elect to receive a direct rollover to another tax-qualified plan or individual retirement account, a lump-sum payment, periodic installment payments, or the participant may leave the benefits within the Plan, subject to Internal Revenue Service ("IRS") Required Minimum Distribution rules. Upon the death of a participant, the participant’s beneficiary shall be eligible to receive a distribution of the participant’s account.

Plan termination

The Company currently has no plans to terminate the Plan; however, the Company reserves the right to terminate the Plan at any time, subject to the provisions set forth in ERISA.

Risks and uncertainties

The Plan provides for various investment options in securities. Investment securities are exposed to various risks, such as interest rate, market fluctuations and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in risks in the near term could materially affect the values of investment securities, participant account balances, and the amounts reported in the financial statements.